Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (433)		$ (549)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	269	352	363
Capital loss from sale and disposal of property, plant and equipment		11	79
Currency fluctuation of deposits and loans	(171)	(10)	21
Impairment of investment in other company			68
Severance pay, net	(9)	35	(24)
Share-based compensation expense	302	211	107
Amortization of discount on convertible note			22
Decrease (increase) in trade receivables, net	1,993	(130)	500
Decrease (increase) in other accounts receivable and other assets	305	(201)	140
Decrease (increase) in inventories	875	(558)	860
Increase (decrease) in trade payables	(1,764)	1,317	750
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(283)	21	(628)
Net cash provided by operating activities	1,084	1,048	1,709
Cash flows from investing activities:
Purchase of property, plant and equipment	(60)	(113)	(82)
Proceeds from sale of property, plant and equipment	28	337	26
Change in long-term bank deposits	(49)	(14)
Repayment of deferred consideration related to the Dimex acquisition	(130)	(77)	(255)
Net cash provided by (used in) investing activities	(211)	133	(311)
Cash flows from financing activities:
Proceeds from issuance of shares, net	1,725	336
Repayment of short and long-term loans	(2,081)	(866)	(1,455)
Net cash used in financing activities	(356)	(530)	(1,455)
Increase (decrease) in cash and cash equivalents	517	651	(57)
Cash and cash equivalents at the beginning of the year	1,005	354	411
Cash and cash equivalents at the end of the year	1,522	1,005	354
Net cash paid during the year for:
Interest	$ 351	$ 418	$ 502